Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Allocated Share-based Compensation Expense	$ 979,151	$ 127,488
Research and development [Member]
Allocated Share-based Compensation Expense	303,177	40,414
General and administrative [Member]
Allocated Share-based Compensation Expense	$ 675,974	$ 87,074